Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Offsetting of derivatives
Offsetting of derivatives

	6M14		2013
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	212.8	207.1	265.3	262.0
OTC	182.5	178.7	183.0	178.0
Exchange-traded	0.2	0.0	0.2	0.2
Interest rate products	395.5	385.8	448.5	440.2
OTC	41.7	53.7	58.4	68.2
Exchange-traded	0.1	0.1	0.1	0.2
Foreign exchange products	41.8	53.8	58.5	68.4
OTC	13.6	16.1	15.5	18.6
Exchange-traded	12.8	14.4	14.8	15.1
Equity/index-related products	26.4	30.5	30.3	33.7
OTC-cleared	6.4	5.9	5.2	5.1
OTC	18.6	19.8	20.8	21.2
Credit derivatives	25.0	25.7	26.0	26.3
OTC	3.9	2.7	4.4	4.1
Exchange-traded	0.3	0.7	0.7	0.6
Other products	4.2	3.4	5.1	4.7
OTC-cleared	219.2	213.0	270.5	267.1
OTC	260.3	271.0	282.1	290.1
Exchange-traded	13.4	15.2	15.8	16.1
Total gross derivatives subject to enforceable master netting agreements	492.9	499.2	568.4	573.3
Offsetting (CHF billion)
OTC-cleared	(216.2)	(212.8)	(269.1)	(267.0)
OTC	(239.8)	(247.9)	(260.6)	(265.6)
Exchange-traded	(13.1)	(13.6)	(15.1)	(15.1)
Offsetting	(469.1)	(474.3)	(544.8)	(547.7)
of which counterparty netting	(449.0)	(449.0)	(523.8)	(523.8)
of which cash collateral netting	(20.1)	(25.3)	(21.0)	(23.9)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.0	0.2	1.4	0.1
OTC	20.5	23.1	21.5	24.5
Exchange-traded	0.3	1.6	0.7	1.0
Total net derivatives subject to enforceable master netting agreements	23.8	24.9	23.6	25.6
Total derivatives not subject to enforceable master netting agreements [1]	9.2	9.8	10.3	11.4
Total net derivatives presented in the consolidated balance sheets	33.0	34.7	33.9	37.0
of which recorded in trading assets and trading liabilities	30.9	34.5	31.8	36.6
of which recorded in other assets and other liabilities	2.1	0.2	2.1	0.4
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	6M14				2013
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	113.6	(32.4)	81.2		112.0	(25.1)	86.9
Securities borrowing transactions	16.7	0.0	16.7		22.7	(1.7)	21.0
Total subject to enforceable master netting agreements	130.3	(32.4)	97.9		134.7	(26.8)	107.9
Total not subject to enforceable master netting agreements [1]	67.8	–	67.8		52.1	–	52.1
Total	198.1	(32.4)	165.7	[2]	186.8	(26.8)	160.0	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 86,586 million and CHF 96,587 million of the total net amount as of June 30, 2014 and December 31, 2013, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	6M14				2013
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	82.8	(32.4)	50.4		86.5	(26.8)	59.7
Securities lending transactions	9.3	0.0	9.3		6.6	0.0	6.6
Obligation to return securities received as collateral, at fair value	17.3	0.0	17.3		18.5	0.0	18.5
Total subject to enforceable master netting agreements	109.4	(32.4)	77.0		111.6	(26.8)	84.8
Total not subject to enforceable master netting agreements [1]	32.7	–	32.7		32.0	–	32.0
Total	142.1	(32.4)	109.7		143.6	(26.8)	116.8
of which securities sold under repurchase agreements and securities lending transactions	120.5	(32.4)	88.1	[2]	120.8	(26.8)	94.0	[2]
of which obligation to return securities received as collateral, at fair value	21.6	0.0	21.6		22.8	0.0	22.8
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 60,529 million and CHF 76,104 million of the total net amount as of June 30, 2014 and December 31, 2013, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	6M14						2013
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	23.8	4.2		0.0		19.6	23.6	4.9		0.1		18.6
Securities purchased under resale agreements	81.2	81.2		0.0		0.0	86.9	86.9		0.0		0.0
Securities borrowing transactions	16.7	16.3		0.0		0.4	21.0	20.2		0.0		0.8
Total financial assets subject to enforceable master netting agreements	121.7	101.7		0.0		20.0	131.5	112.0		0.1		19.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	24.9	9.6		0.0		15.3	25.6	9.9		0.0		15.7
Securities sold under repurchase agreements	50.4	50.4		0.0		0.0	59.7	59.7		0.0		0.0
Securities lending transactions	9.3	9.1		0.0		0.2	6.6	6.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	17.3	16.5		0.0		0.8	18.5	17.5		0.0		1.0
Total financial liabilities subject to enforceable master netting agreements	101.9	85.6		0.0		16.3	110.4	93.3		0.0		17.1
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.